Borrowings	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Borrowings
17.	Borrowings

(a)	Short-term borrowings and current portion of long-term borrowings as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2022		2023
Short-term borrowings
Bank overdrafts	JP Morgan and others	January, 2023~ December, 2023	January, 2024~ December, 2024	3.65~7.72	￦	197,718	69,160
Short-term borrowings	HSBC and others	December, 2022~ December, 2023	January, 2024~ December, 2024	0.22~49.69		6,635,402	4,890,120

						6,833,120	4,959,280

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ March, 2023	April, 2024~ December, 2024	0.25~8.69		2,302,592	990,088
Current portion of debentures	KB Securities co.,Ltd. and others	March, 2019~ October, 2021	January, 2024~ October, 2024	1.51~2.52		2,782,049	3,255,375
Less: Current portion of discount on debentures issued						(1,767)	(2,217)
Current portion of exchangable bonds	Foreign currency exchangable bonds	September, 2021	September, 2026			—	1,756,691

						5,082,874	5,999,937

					￦	11,915,994	10,959,217

(b)	Long-term borrowings, excluding current portion as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2022		2023
Long-term borrowings	Export-Import Bank of Korea and others	September, 2001~ December, 2023	January, 2025~ March, 2040	0.19~8.69	￦	2,718,212	4,590,541
Less: Present value discount						(8,951)	(9,414)
Bonds	KB Securities co.,Ltd. and others	July, 2015~ November, 2023	January, 2025~ January, 2033	1.68~6.85		8,351,006	10,478,394
Less: Discount on debentures issued						(28,893)	(48,359)
Exchangeable bonds(*1,2)	Foreign currency exchangeable bonds	September, 2021	September, 2026			1,358,294	—

					￦	12,389,668	15,011,162

(*1)	As of December 31, 2023, exchangeable bonds were reclassified as current liabilities because the bondholders’ put option for redemption is exercisable within 12 months.
(*2)	The issuance conditions of the exchangeable bonds issued by the Company are as follows :

Foreign currency exchangable bonds
Type of bond	Exchangable bonds
Aggregate principal amount	EUR 1,065,900,000
Interest rate	- Coupon rate : -
- Yield to Maturity : (0.78%)
Maturity date	September 1, 2026
Redemption
1) Redemption at Maturity : Outstanding bond principal, which is not repaid early or which call option is not exercised on, is repaid at maturity as a lump sum
2) Prepayment : The issuer has call option and the bondholders have put option

Exchange rate	100%
Exchange price (Won/share)	449,066(*)
Underlying shares exchange	Registered common shares (treasury shares)
Exchange period	From October 12, 2021 to August 22, 2026
Adjustments for exchange price	Adjusting the exchange price according to the terms and conditions of the bond in the events of reason for adjusting the exchange price such as, bonus issue, share split, share consolidation, change of share type, issuannce of options or warranties to shareholders, share dividend, cash dividend, issuance of new shares under the market price.
Put option by bondholders
- 3 years (September 1, 2024) from the closing date
- In the event of a change of control of the Company
- Where the shares issued by the Company are delisted (or suspended for more than 30 consecutive trading days)

Call option by the Issuer
- Share price (based on closing price) is higher than 130% of exchange price for more than 20 trading days during 30 consecutive trading days in a row, after 3 years (September 1, 2024) from the closing day to 30 business days before the maturity of bonds.
- When the outstanding balance of outstanding bonds is less than 10% of the total issuance
(Clean-Up
Call)
- Where additional reasons for tax burden arise due to the amendment of relevant laws and regulations, etc.

(*)	The exchange price has changed due to cash dividends during the year ended December 31, 2023.

The Company has designated exchangeable bonds listed on the Singapore Stock Exchange as financial liabilities measured at fair value through profit or loss. The quoted transaction price is used in fair value measurement, and changes in fair value are recognized in profit or loss.

(c)	Assets pledged as collateral with regard to the borrowings as of December 31, 2023 are as follows:

(in millions of Won)	Bank	Book value		Pledged amount
Property, plant and equipment and Investment property	Korea Development Bank and others	￦	4,391,431	5,925,533
Trade accounts and notes receivable	Korea Development Bank and others		132,942	132,942
Financial instruments	Woori Bank and others		36,018	36,018

		￦	4,560,391	6,094,493